Impairment - Additional Information (Detail) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2019 USD ($) Rate $ / shares	Sep. 30, 2019 Rate	Jun. 30, 2019 Rate	Mar. 31, 2019 Rate	Dec. 31, 2018 USD ($) Rate	Sep. 30, 2018 Rate	Jun. 30, 2018 Rate	Mar. 31, 2018 Rate	Dec. 31, 2017 Rate	Sep. 30, 2017 Rate	Jun. 30, 2017 USD ($) Rate	Mar. 31, 2017 Rate	Dec. 31, 2019 USD ($) Rate $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 R$ / shares	Dec. 30, 2019 $ / shares	Dec. 27, 2019 $ / shares	Jul. 23, 2019 $ / shares
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													$ 2,848	$ 2,005	$ 1,191
Estimated average exchange rate | Rate	4.12	3.97	3.92	3.77	3.81	3.95	3.61	3.24	3.25	3.16	3.22	3.15
Investment equity method carrying value	$ 5,499				$ 2,759								5,499	2,759
Investments accounted for using equity method [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on equity method investments													4
Braskem S.A. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Amount of investment	$ 2,223												$ 2,223
Braskem S.A. [member] | Common Stock 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of investments													(47.00%)
Percentage of investments													3.00%
Braskem S.A. [member] | Preferred stock 1 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of investments													(22.00%)
Logum, Belm Bioenergia Brasil and Refinaria de Petrleo Riograndense [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on equity-method investments															20
Natural Gas Distributors [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
% Post-tax discount rate (excluding inflation) p.a.	5.30%												5.30%
POGBV and Riograndense refinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														28
BR Distributora [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Investment equity method carrying value	$ 2,684												$ 2,684
Equity method investment per share value | (per share)	$ 6.14												$ 6.14			R$ 24.76
Equity method investment per share market value | $ / shares																	$ 7.46
Equity method investment per share market value average | $ / shares													$ 6.87
Equity method investment per share market value maximum | $ / shares																		$ 7.55
Equity method investment per share market value Minimum | $ / shares																			$ 6.45
Investment In State Controlled Natural Gas Distributors [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Investment equity method carrying value	$ 1,313												$ 1,313
Roncador field [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														115	$ 355
Percentage of interest sold															25.00%
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projections covering period													5
Estimated average exchange rate | Rate													3.85
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projections covering period													12
Estimated average exchange rate | Rate													3.60
Top of range [member] | Events After Reporting Period [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent crude oil price	$ 65												$ 65
Reversal of other impairment loss [member] | Non-current assets held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													558
Reversal of other impairment loss [member] | Maromba [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													67
Reversal of other impairment loss [member] | Frade [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													84
Reversal of other impairment loss [member] | Badejo Bicudo Linguado Pampo And Trilha Fields [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													494
Reversal of other impairment loss [member] | PO And GBV [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													89
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													$ 1,859	$ 524	$ (870)
Post tax discount rate	6.70%				7.40%								6.70%	7.40%
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													$ 53	$ (103)	1,733
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | North Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															912
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Ceara Mar Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														50
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Bijupira and Salema Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														13
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Papa Terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															122
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Urugua Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														151	100
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Pampo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															91
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Riachuelo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															40
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Balsamo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															26
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Espadarte [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															125
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Alegre group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															45
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Cidade de So Mateus group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															44
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Imb group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															28
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Peroa group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													30		25
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Sao Mateus group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															19
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Riacho da Forquilha [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															18
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Cvit group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														158
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Cvit group [member] | Investments accounted for using equity method [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														530
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Miranga group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														16
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Belem group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														13
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Dom Joao [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														23
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Castanhal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													12
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														1,054
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Guaricema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														92
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Papa Terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														35
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Frade [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														39
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Bicudo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														83
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Piranema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														93
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Camorim [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														140
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Linguado [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														139
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Jurna [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														91
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Caioba [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														61
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Pper 1 group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														49
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Garoupinha [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														39
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Castanhal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														36
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													2,092
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Guaricema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													76
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Papa Terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													369
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Urugua Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													344
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Agua Grande Group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													72
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Piranema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													128
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Cvit group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													206
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Miranga group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													76
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Camorim [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													109
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Corvina [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													158
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Pirambu Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													102
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment charge [member] | Merluza Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													98
Second refining unit in RNEST [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													$ 534	$ 22	$ 464
Post tax discount rate	7.80%				7.30%				7.70%				7.80%	7.30%	7.70%
Oil and gas production and drilling equipment in brazil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													$ 307	$ 197	$ 363
Ceased operation of single buoy mooring														172
Lower fair value of certain equipment not be committed to other projects														24	127
Decommissioning of crane and launch ferry															114
Hibernation of equipment															125
Oil and gas producing properties abroad [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														715	$ 128
Post tax discount rate									5.70%						5.70%
Oil and gas producing properties abroad [member] | Drillship International BV [Member] | Events After Reporting Period [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													333
Araucria fertilizers plant [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											$ 70				$ 70
Post tax discount rate											6.60%
Comperj [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													209	47	51
Transpetro's fleet of vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals													$ (103)	$ 428
Percentage of assets sold													90.00%
Transpetro's fleet of vessels [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate	4.30%				3.80%								4.30%	3.80%
Transpetro's fleet of vessels [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate	5.80%				6.60%								5.80%	6.60%
Fertilizer plant UFN III [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 114	412
Panamax vessels - Transpetro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals															112
Conecta and DGM [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														38	$ 38
GASFOR II [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals														$ 59